SCHEDULE OF EQUITY INSTRUMENTS (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares shares		Mar. 31, 2025 $ / shares $ / shares shares		Mar. 31, 2024 $ / shares shares		Mar. 31, 2024 $ / shares shares	Jun. 30, 2025 $ / shares	[2]	Jun. 30, 2025 $ / shares	Apr. 28, 2025 $ / shares	Apr. 28, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Jan. 09, 2025 $ / shares	Jan. 09, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Sep. 26, 2024 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Exercise Price | (per share)	$ 28.86	[1]	$ 28.86	[1]				$ 26.45		$ 36.08	$ 8.80	$ 12.00	$ 41.50	$ 36.81	$ 52.92	$ 13.15	$ 18.90	$ 22.54
Stock Options, Quantity	51,235		51,235		86,547		86,547
Stock Options, Exercise Price | (per share)	$ 16.15	[3]	$ 23.22		$ 13.87	[3]	$ 19.94
Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Quantity	37,037		37,037
Stock Options, Exercise Price | (per share)	$ 15.02	[4]	$ 21.60
Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Quantity	12,964		12,964
Stock Options, Exercise Price | (per share)	$ 18.78	[4]	$ 27.00
Stock Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Quantity	1,234		1,234
Stock Options, Exercise Price | (per share)	$ 20.10	[4]	$ 28.89
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity	36,248		36,248										36,248
Warrants, Exercise Price | (per share)	$ 15.02	[4]	$ 15.02	[4]									$ 21.60
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity	25,555		25,555										25,555
Warrants, Exercise Price | (per share)	$ 13.15	[4]	$ 13.15	[4]									$ 18.90
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity	57,041		57,041										57,041
Warrants, Exercise Price | (per share)	$ 18.78	[4]	$ 18.78	[4]									$ 27.00
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity	1,389		1,389										1,389
Warrants, Exercise Price | (per share)	$ 22.54	[4]	$ 22.54	[4]									$ 32.40
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants, Quantity	2,778		2,778										2,778
Warrants, Exercise Price | (per share)	$ 28.17	[4]	$ 28.17	[4]									$ 40.50

[1]	Converted at balance sheet rate.
[2]	Converted at balance sheet rate.
[3]	Converted at balance sheet rate.
[4]	Converted at balance sheet rate.